Fair Value of Financial Instruments (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Marketable securities	$ 271,297	$ 372,972	$ 584,488	$ 393,481	$ 51,260	$ 0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	3,730,381	3,576,911		2,243,121
Marketable securities	271,297	372,972		393,481
Total Assets	4,001,678	3,949,883		2,636,602
Total Liabilities	0	0		0
Total	4,001,678	3,949,883		2,636,602
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0		0
Marketable securities	0	0
Total Assets	0	0		0
Total Liabilities	0	0		0
Total	0	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Cash	0	0		0
Marketable securities	0	0
Total Assets	0	0		0
Total Liabilities	0	0		0
Total	$ 0	$ 0		$ 0